Related Parties (Tables)	3 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	March 31, 2019	December 31, 2018
	(In thousands)
Trade receivables from DGW KG	$522	$651
Trade payables to DGW KG	$17,871	$18,615

	Three Months Ended March 31,
	2019	2018
	(In thousands)
Purchased carbon black products from DGW KG	$22,765	$23,651
Sales and services provided to DGW KG	$663	$707